Convertible Promissory Note - Schedule of Convertible Note (Details) (10Q) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Principal amount	$ 40,000
Less: unamortized debt discount	(35,833)
Convertible note payable, net	$ 4,167